Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Amounts Charged to Income for Employees Incentive Compensation Plans

The amounts charged to income for the incentive compensation plans for the years ended December 31, were:

	2012		2011		2010
(millions)	Pretax	After Tax	Pretax	After Tax	Pretax	After Tax
Cash	$207.0	$134.6	$196.1	$127.5	$257.3	$167.2
Equity	63.4	41.2	50.5	32.8	45.9	29.8

Assets Held in Deferral Plan Irrevocable Grantor Trust Account

The Deferral Plan Irrevocable Grantor Trust account held the following assets at December 31:

(millions)	2012	2011
Progressive common shares[1]	$53.3	$35.2
Other investment funds	73.4	66.2

Total	$126.7	$101.4

[1]	Includes 1.3 million and 0.7 million common shares as of December 31, 2012 and 2011, respectively, to be distributed in common shares.

Director
Summary of Restricted Stock Activity

A summary of all directors’ restricted stock activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Stock	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Beginning of year	94,106	$21.80	109,545	$20.86	118,984	$15.79
Add (deduct):
Granted	92,957	21.41	94,106	21.80	112,670	20.75
Vested	(94,106)	21.80	(109,545)	20.86	(122,109)	15.82

End of year	92,957	$21.41	94,106	$21.80	109,545	$20.86

Available, end of year[1]	570,138		663,095		757,201

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.

Summary of Stock Option Activity

A summary of all stock option activity for both current and former directors during the years ended December 31, follows:

	2012		2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	36,237	$12.51	120,125	$10.34	312,545	$8.46
Add:
Antidilution adjustment[1]	NA	NA	NA	NA	5,787	NA
Deduct:
Exercised	(36,237)	12.51	(83,888)	9.41	(198,207)	7.07

End of year	0	$0	36,237	$12.51	120,125	$10.34

Exercisable, end of year[2]	0	$0	36,237	$12.51	120,125	$10.34

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.

[2]	The 1998 Directors’ Stock Option Plan has expired.

Employee
Summary of Restricted Stock Activity

A summary of all employee restricted equity award activity during the years ended December 31, follows:

	2012		2011		2010
Restricted Equity Awards	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value	Number of Shares[1]	Weighted Average Grant Date Fair Value
Beginning of year	12,296,847	$16.86	11,681,826	$16.55	10,614,016	$17.04
Add (deduct):
Granted[2]	2,680,229	19.11	2,483,461	20.03	2,841,400	17.50
Vested	(3,188,111)	15.23	(1,571,237)	19.88	(1,337,647)	22.72
Forfeited	(162,984)	17.93	(297,203)	15.41	(435,943)	15.58

End of year[3,4]	11,625,981	$17.80	12,296,847	$16.86	11,681,826	$16.55

Available, end of year[5]	15,624,677		18,141,922		20,328,180

[1]

Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.

[2]

In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2012, 2011, and 2010, the number granted includes 440,029, 55,288, and 134,644 units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.

[3]

At December 31, 2012, the number of shares included 3,393,981 performance-based awards at their target amounts. We expect 4,404,766 performance-based awards to vest, based upon our current estimate of the achievement of pre-determined performance goals.

[4]

At December 31, 2012, the total unrecognized compensation cost related to unvested equity awards was $86.3 million, which includes performance-based awards at their currently estimated vesting value. This compensation expense will be recognized into the income statement over the weighted average vesting period of 2.2 years.

[5]

Represents shares available under the 2003 Incentive Plan and the 2010 Incentive Plan; the 2003 Incentive Plan expired on January 31, 2013, and the remaining 2,438,119 shares thereunder are no longer available for future issuance, however dividend equivalents will be issued on outstanding awards up to the remaining authorization amount.

Summary of Stock Option Activity

The following table is a summary of all employee stock option activity during the years ended December 31, 2011 and 2010. All non-qualified stock options vested on or before January 1, 2007 and expired on December 31, 2011. All options granted had an exercise price equal to the market value of the common shares on the date of grant.

	2011		2010
Options Outstanding	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Beginning of year	1,916,416	$11.31	5,102,888	$9.31
Add:
Antidilution adjustment[1]	NA	NA	97,387	NA
Deduct:
Exercised	(1,913,552)	11.31	(3,283,859)	7.87
Forfeited	(2,864)	11.28	0	0

End of year	0	$0	1,916,416	$11.31

Exercisable, end of year	0	$0	1,916,416	$11.31

NA = Not Applicable

[1]

During the fourth quarter 2010, we declared a $1.00 per common share special cash dividend to shareholders of record at the close of business on December 20, 2010. Since the holders of the outstanding stock option awards were not entitled to receive the cash dividend, we were required to increase the number of shares and reduce the exercise price of any of our then outstanding stock option awards in accordance with the antidilution provisions of our incentive plans.